Fair Values - Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financial assets:
Cash and money market instruments	$ 146,466	$ 149,459
Investment securities	1,514,811	1,587,694
Mortgage loans held for sale	10,413	7,306
Impaired loans carried at fair value	5,983	9,496
Derivative Asset	124	165
Other loans	5,161,919	4,997,318
Loans receivable, net	5,178,439	5,014,285
Financial liabilities:
Non-interest bearing checking accounts	1,523,417	1,404,032
Interest bearing transaction accounts	1,174,448	1,107,200
Savings accounts	1,704,920	1,544,708
Time Deposits, Fair Value	1,122,598	1,295,329
Other	1,301	1,290
Total deposits	5,526,684	5,352,559
Short-term borrowings	394,795	394,242
Long-term debt	712,958	771,420
Subordinated debentures/notes	40,903	41,596
Fair value swap
Derivative financial instruments:
Swaps, fair value	226	226
Level 1
Financial assets:
Cash and money market instruments	146,466	149,459
Investment securities	2,644	1,941
Derivative Asset	0	0
Loans receivable, net	0	0
Financial liabilities:
Non-interest bearing checking accounts	1,523,417	1,404,032
Interest bearing transaction accounts	1,174,448	1,107,200
Savings accounts	1,704,920	1,544,708
Other	1,301	1,290
Total deposits	4,404,086	4,057,230
Level 2
Financial assets:
Investment securities	1,511,377	1,584,984
Mortgage loans held for sale	10,413	7,306
Derivative Asset	124	165
Loans receivable, net	10,537	7,471
Financial liabilities:
Time Deposits, Fair Value	1,122,598	1,295,329
Total deposits	1,122,598	1,295,329
Short-term borrowings	394,795	394,242
Long-term debt	712,958	771,420
Subordinated debentures/notes	40,903	41,596
Level 3
Financial assets:
Investment securities	790	769
Impaired loans carried at fair value	5,983	9,496
Derivative Asset	0	0
Other loans	5,161,919	4,997,318
Loans receivable, net	5,167,902	5,006,814
Financial liabilities:
Total deposits	0	0
Level 3 | Fair value swap
Derivative financial instruments:
Swaps, fair value	226	226
Available-for-sale Securities [Member]
Financial assets:
Accrued interest receivable	3,849	4,436
Available-for-sale Securities [Member] | Level 2
Financial assets:
Accrued interest receivable	3,849	4,436
Loans
Financial assets:
Accrued interest receivable	14,973	14,239
Loans | Level 3
Financial assets:
Accrued interest receivable	14,973	14,239
Deposits
Financial liabilities:
Accrued interest payable	900	987
Deposits | Level 1
Financial liabilities:
Accrued interest payable	82	66
Deposits | Level 2
Financial liabilities:
Accrued interest payable	818	921
Borrowings
Financial liabilities:
Accrued interest payable	1,251	1,351
Borrowings | Level 1
Financial liabilities:
Accrued interest payable	1	4
Borrowings | Level 2
Financial liabilities:
Accrued interest payable	1,250	1,347
Reported Value Measurement [Member]
Financial assets:
Cash and money market instruments	146,466	149,459
Investment securities	1,517,972	1,585,568
Mortgage loans held for sale	10,413	7,306
Impaired loans carried at fair value	5,983	9,496
Derivative Asset	124	165
Other loans	5,204,713	4,994,624
Loans receivable, net	5,221,233	5,011,591
Financial liabilities:
Non-interest bearing checking accounts	1,523,417	1,404,032
Interest bearing transaction accounts	1,174,448	1,107,200
Savings accounts	1,704,920	1,544,708
Time Deposits, Fair Value	1,117,870	1,290,412
Other	1,301	1,290
Total deposits	5,521,956	5,347,642
Short-term borrowings	394,795	394,242
Long-term debt	694,281	738,105
Subordinated debentures/notes	45,000	45,000
Reported Value Measurement [Member] | Fair value swap
Derivative financial instruments:
Swaps, fair value	226	226
Reported Value Measurement [Member] | Available-for-sale Securities [Member]
Financial assets:
Accrued interest receivable	3,849	4,436
Reported Value Measurement [Member] | Loans
Financial assets:
Accrued interest receivable	14,973	14,239
Reported Value Measurement [Member] | Deposits
Financial liabilities:
Accrued interest payable	900	987
Reported Value Measurement [Member] | Borrowings
Financial liabilities:
Accrued interest payable	$ 1,251	$ 1,351